UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05468

Exact name of registrant as specified in charter:	The High Yield Plus Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2007

Date of reporting period:	12/31/2006

Item 1.	Schedule of Investments

Schedule of Investments as of December 31, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 140.0%
CORPORATE BONDS — 136.3%
Aerospace & Defense — 1.4%
Argo-Tech Corp., Sr. Notes	B2	9.25%	06/01/11	410	442,800
Bombardier Inc., Sr. Notes, 144A	Ba2	8.00%	11/15/14	225	230,625
Hawk Corp., Sr. Notes	B3	8.75%	11/01/14	220	219,450

					892,875

Building Materials — 0.8%
Goodman Global Holdings, Inc., Sr. Sub. Notes	B3	7.875%	12/15/12	480	471,600

Chemicals — 1.7%
Equistar Chemicals LP/Equistar Funding Corp., Sr. Notes	B1	10.625%	05/01/11	355	378,075
Equistar Chemicals LP/Equistar Funding Corp., Gtd. Notes	B1	10.125%	09/01/08	60	63,750
Millennium America, Inc., Gtd. Notes	B1	9.25%	06/15/08	210	216,825
Mosaic Co. (The), Notes	B2	7.30%	01/15/28	100	92,000
Mosaic Co. (The), Sr. Notes, 144A	B1	7.375%	12/01/14	165	169,331
Mosaic Co. (The), Sr. Notes, 144A	B1	7.625%	12/01/16	140	145,075

					1,065,056

Construction Machinery — 9.4%
AGCO Corp., Sr. Sub. Notes	NR	1.25%	12/15/36	410	402,825
AGCO Corp., Sr. Sub. Notes	B1	1.75%	12/31/33	305	461,312
Ahern Rentals, Inc., Gtd. Notes	B3	9.25%	08/15/13	625	651,562
Ashtead Capital, Inc., Notes, 144A	B3	9.00%	08/15/16	355	379,850
Ashtead Holding, Sec’d. Notes, 144A (United Kingdom)	B3	8.625%	08/01/15	75	78,000
Case New Holland, Inc., Sr. Notes	Ba3	7.125%	03/01/14	280	284,200
Case New Holland, Inc., Gtd. Notes	Ba3	9.25%	08/01/11	160	169,400
Neff Corp., Gtd. Notes	Caa1	11.25%	06/15/12	675	735,750
Rental Service Corp., Bonds, 144A	Caa1	9.50%	12/01/14	1,270	1,311,275
Sunstate Equipment Co., Bonds, 144A	B3	10.50%	04/01/13	415	438,863
United Rentals Inc., Notes, 144A	B3	7.00%	02/15/14	460	451,375
United Rentals NA, Inc., Gtd. Notes	B1	6.50%	02/15/12	465	459,188

					5,823,600

Consumer Cyclical - Services — 1.5%
Insurance Auto Auctions, Inc., Gtd. Notes	Caa1	11.00%	04/01/13	525	593,250
West Corp., Sr. Sub. Notes, 144A	Caa1	11.00%	10/15/16	360	363,600

					956,850

Consumer Cyclical Automotive — 10.6%
Adesa, Inc., Sr. Sub. Notes	B1	7.625%	06/15/12	310	320,075
Ford Motor Co., Notes	Caa1	7.45%	07/16/31	270	211,950
Ford Motor Credit Co., Notes	B1	6.625%	06/16/08	275	274,812
Ford Motor Credit Co., Notes	B1	7.00%	10/01/13	725	692,361
Ford Motor Credit Co., Notes(c)	B1	9.824%	04/15/12	880	932,571
General Motors Acceptance Corp., Bonds	Ba1	8.00%	11/01/31	2,085	2,393,722
General Motors Acceptance Corp., Notes	Ba1	6.875%	08/28/12	110	112,951
General Motors Corp., Debs.	Caa1	8.375%	07/15/33	1,415	1,308,875
J.B. Poindexter & Co., Inc., Gtd. Notes	B3	8.75%	03/15/14	440	374,000

					6,621,317

Schedule of Investments as of December 31, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Energy — 5.6%
Chesapeake Energy Corp., Gtd. Notes	Ba2	7.75%		01/15/15	265	275,931
Chesapeake Energy Corp., Sr. Notes	Ba2	6.875%		01/15/16	175	176,531
Delta Petroleum Corp., Gtd. Notes	Caa2	7.00%		04/01/15	1,175	1,086,875
EXCO Resources, Inc., Gtd. Notes	B3	7.25%		01/15/11	230	233,450
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625%		04/15/16	220	218,900
OPTI Canada Inc., Gtd. Notes, 144A	B1	8.25%		12/15/14	245	251,738
Pioneer Natural Resource, Bonds	Ba1	6.875%		05/01/18	225	217,552
Pride International, Inc., Sr. Notes	Ba2	7.375%		07/15/14	295	304,587
Range Resources Corp., Gtd. Notes	B1	6.375%		03/15/15	80	78,000
Western Oil Sands, Inc., Sec’d. Notes (Canada)	Ba3	8.375%		05/01/12	200	222,000
Whiting Petroleum Corp., Sr. Sub. Notes	B1	7.25%		05/01/12- 05/01/13	400	401,000

						3,466,564

Entertainment — 3.6%
AMC Entertainment, Inc., Gtd. Notes	B3	11.00%		02/01/16	400	449,000
AMC Entertainment, Inc., Sr. Sub. Notes	B3	8.00%		03/01/14	240	238,200
Marquee Holdings, Inc., Sr. Disc. Notes, Zero Coupon (until 08/15/09)	B3	12.00	%(a)	08/15/14	545	457,119
Marquee, Inc., Gtd. Notes	Ba3	8.625%		08/15/12	220	230,175
Virgin River Casino Corp., Gtd. Notes	B2	9.00%		01/15/12	850	879,750

						2,254,244

Financial Institutions — 4.2%
Buffalo Thunder Developement Authority, Sec. Notes, 144A	B2	9.375%		12/15/14	615	624,225
Chevy Chase Bank FSB., Sub. Notes	Ba2	6.875%		12/01/13	190	190,000
E*Trade Financial Corp., Sr. Notes	Ba2	8.00%		06/15/11	220	229,900
E*Trade Financial Corp., Sr. Notes	Ba2	7.375%		09/15/13	120	124,800
Esco Corp., Sr. Notes, 144A	B2	8.625%		12/15/13	665	683,287
Provident Cos., Inc., Sr. Notes	Ba1	7.00%		07/15/18	105	109,141
Rouse Co. LP, Sr. Notes, 144A	Ba1	6.75%		05/01/13	445	446,892
UnumProvident Corp., Debs.	Ba1	7.375%		06/15/32	15	16,008
UnumProvident Corp., Notes	Ba1	6.75%		12/15/28	145	144,745
UnumProvident Corp., Sr. Notes	Ba1	7.625%		03/01/11	47	50,026

						2,619,024

Food & Beverage — 1.8%
Constellation Brands, Inc., Gtd. Notes	Ba2	7.25%		09/01/16	635	652,463
JBS SA Gtd. Notes, 144A (Brazil)	B1	10.50%		08/04/16	410	436,650

						1,089,113

Gaming — 7.1%
Aztar Corp., Sr. Sub. Notes	Ba3	9.00%		08/15/11	200	209,000
Caesars Entertainment, Inc., Sr. Sub. Notes	Ba1	8.125%		05/15/11	375	392,344
Majestic Star Casino LLC / Majestic Star Casino Capital Corp., Sec’d Notes, 144A	Caa1	9.75%		01/15/11	700	693,000
Mandalay Resort Group, Sr. Sub. Notes	B1	9.375%		02/15/10	375	401,250
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00%		10/01/09	205	204,487
MGM Mirage, Inc., Gtd. Notes	Ba2	8.50%		09/15/10	510	545,700
Mohegan Tribal Gaming Authority, Sr. Notes	Baa2	6.125%		02/15/13	135	133,987
OED Corp./DIAMOND LLC, Gtd. Notes	B3	8.75%		04/15/12	665	658,350

Schedule of Investments as of December 31, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gaming (cont’d)
River Rock Entertainment Authority, Sr. Notes	B2	9.75%		11/01/11	415	439,900
Riviera Holdings Corp., Gtd. Notes	B2	11.00%		06/15/10	625	662,500
Station Casinos, Inc., Sr. Sub. Notes	Ba3	6.50%		02/01/14	105	93,319

						4,433,837

Healthcare — 11.7%
Carriage Services, Inc., Gtd. Notes	B1	7.875%		01/15/15	430	420,325
CDRV Investors, Inc., Sr. Disc. Notes, Zero Coupon (until 1/01/10)	Caa1	9.625	%(a)	01/01/15	1,145	887,375
Davita, Inc., Gtd. Notes	B2	6.625%		03/15/13	130	130,325
Davita, Inc., Gtd. Notes	B3	7.25%		03/15/15	130	132,600
HCA, Inc., Sr. Notes	Caa1	5.75%		03/15/14	85	70,550
HCA, Inc., Sr. Unsec’d. Notes, 144A	B2	9.625%		11/15/16	845	908,375
HCA, Inc., Sec’d. Notes	Caa1	6.375%		01/15/15	1,715	1,453,462
HCA, Inc., Sr. Unsec’d. Notes	Caa1	7.50%		11/06/33	355	289,325
Insight Health Services Corp., Gtd. Notes(c)	B2	10.621%		11/01/11	750	630,000
Omnicare, Inc., Sr. Sub. Notes	Ba3	6.125%		06/01/13	70	67,025
Tenet Healthcare Corp., Sr. Notes, 144A	Caa1	6.50%		06/01/12	65	58,825
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	7.375%		02/01/13	70	64,313
Tenet Healthcare Corp., Sr. Notes	Caa1	9.25%		02/01/15	60	60,000
Tenet Healthcare Corp., Sr. Notes	Caa1	9.875%		07/01/14	975	992,062
Triad Hospitals, Inc., Sr. Notes	B1	7.00%		05/15/12	400	407,000
Triad Hospitals, Inc., Sr. Sub. Notes	B2	7.00%		11/15/13	230	231,437
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba2	6.75%		06/01/10	60	61,800
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba2	7.125%		06/01/15	185	194,250
Ventas Realty LP / Ventas Capital Corp., Sr. Notes	Ba2	6.625%		10/15/14	215	219,838

						7,278,887

Home Construction — 0.9%
Ashton Woods USA, LLC, Sr. Sub. Notes	B3	9.50%		10/01/15	490	445,900
D.R. Horton, Inc., Sr. Sub. Notes	Ba1	9.75%		09/15/10	110	121,374

						567,274

Industrial Other — 2.2%
ALH Finance LLC, Sr. Sub. Notes	B3	8.50%		01/15/13	470	461,775
Blount, Inc., Sr. Sub. Notes	B2	8.875%		08/01/12	420	428,400
FastenTech, Inc., Gtd. Notes	B3	11.50%		05/01/11	430	452,575

						1,342,750

Lodging — 0.6%
Host Hotels & Resorts LP. Sr. Notes, 144A	Ba1	6.875%		11/01/14	290	293,625
Host Marriott LP, Sr. Notes	Ba1	7.125%		11/01/13	100	102,250

						395,875

Media - Cable — 12.2%
Cablevision Systems Corp., Sr. Notes	B3	8.00%		04/15/12	555	545,288
CCH I LLC, Sec’d. Notes	Caa2	11.00%		10/01/15	2,030	2,083,287
CSC Holdings, Inc., Sr. Notes	B2	8.125%		07/15/09	720	746,100
CSC Holdings, Inc., Debs.	B2	7.625%		07/15/18	340	331,075
CSC Holdings, Inc., Debs.	B2	7.875%		02/15/18	585	583,538
Frontiervision Holdings Capital Corp., Sr. Sub. Notes(e)	NR	11.00%		10/15/10	575	862,500

Schedule of Investments as of December 31, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media - Cable (cont’d)
Idearc, Inc., Sub. Notes, 144A	B2	8.00%	11/15/16	760	771,400
Mediacom Broadband LLC, Sr. Notes	B3	8.50%	10/15/15	860	870,750
Mediacom Broadband LLC, Sr. Notes, 144A	B3	8.50%	10/15/15	200	202,500
Rogers Cable, Inc., Bonds (Canada)	Ba2	8.75%	05/01/32	80	97,200
Rogers Cable, Inc., Sec’d. Notes (Canada)	Ba2	6.25%	06/15/13	370	372,775
Rogers Cable, Inc., Sec’d. Notes (Canada)	Ba2	6.75%	03/15/15	60	61,820
Shaw Communications, Inc., Sr. Notes (Canada)	Ba2	7.25%	04/06/11	15	15,581
Shaw Communications, Inc., Sr. Notes (Canada)	Ba2	8.25%	04/11/10	30	31,875

					7,575,689

Media - Non Cable — 7.5%
CanWest Media, Inc., Gtd. Notes (Canada)	B2	8.00%	09/15/12	325	339,219
Dex Media West LLC, Sr. Sub. Notes	B2	9.875%	08/15/13	590	643,100
Intelsat Bermuda Ltd., Sr. Notes (Bermuda)	B2	8.25%	01/15/13	380	385,700
Intelsat Bermuda Ltd., 144A (Bermuda)	Caa1	11.354%	06/15/13	260	273,000
Intelsat Bermuda Ltd., Sr. Notes (Bermuda)	B2	8.625%	01/15/15	205	213,200
Intelsat Ltd., Notes (Bermuda)	Caa1	7.625%	04/15/12	240	223,800
Liberty Media Corp., Debs.	Ba2	8.25%	02/01/30	215	210,749
Liberty Media Corp., Sr. Notes	Ba2	5.70%	05/15/13	140	131,899
PanAmSat Corp., Gtd. Notes	B2	9.00%	08/15/14	67	70,769
Quebecor Media, Inc., Sr. Notes (Canada)	B2	7.75%	03/15/16	480	490,200

R.H. Donnelley Corp., Sr. Disc. Notes	B3	6.875%	01/15/13	1,000	958,750
R.H. Donnelley Corp., Sr. Notes	B3	8.875%	01/15/16	700	735,000

					4,675,386

Metals — 2.7%
Arch Western Finance LLC, Sr. Notes	B1	6.75%	07/01/13	220	218,350
International Steel Group, Sr. Notes	Ba1	6.50%	04/15/14	870	893,925
Novelis, Inc., Sr. Notes, 144A (Canada)	B2	7.25%	02/15/15	325	314,438
Peabody Energy Corp., Sr. Notes	Ba1	7.375%	11/01/16	165	175,725
Peabody Energy Corp., Gtd. Notes	Ba1	6.875%	03/15/13	100	102,500

					1,704,938

Packaging — 1.6%
Ball Corp., Gtd. Notes	Ba1	6.625%	03/15/18	125	124,375
Crown Americas LLC, Gtd. Notes	B1	7.625%	11/15/13	225	231,750
Crown Americas LLC, Sr. Notes	B1	7.75%	11/15/15	225	233,438
Owens-Brockway Glass Containers, Inc., Gtd. Notes	Ba2	8.875%	02/15/09	420	429,450

					1,019,013

Paper — 1.5%
Bowater Canada Finance, Gtd. Notes (Canada)	B2	7.95%	11/15/11	175	171,500
Bowater, Inc., Notes	B2	6.50%	06/15/13	280	255,500
Jefferson Smurfit Corp., Gtd. Notes	B2	7.50%	06/01/13	155	145,700
Smurfit-Stone Container Enterprises, Inc., Sr. Notes	B2	8.375%	07/01/12	355	347,900

					920,600

Pharmaceuticals — 4.5%
Angiotech Pharmaceutical, Sr. Sub. Notes, 144A (Canada)	B2	7.75%	04/01/14	426	370,620
Elan Finance PLC, Gtd. Notes (Ireland)	B3	7.75%	11/15/11	640	624,800
Elan Finance PLC, Sr. Notes, 144A (Ireland)	B3	8.875%	12/01/13	625	625,000

Schedule of Investments as of December 31, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d)
Encysive Pharmaceuticals, Inc., Sr. Notes	NR	2.50%	03/15/12	1,134	807,975
Mylan Laboratories, Inc., Gtd. Notes	Ba1	5.75%	08/15/10	65	64,837
Mylan Laboratories, Inc., Gtd. Notes	Ba1	6.375%	08/15/15	315	311,850

					2,805,082

Restaurants — 0.7%
Real Mex Restaurants, Inc., Gtd. Notes	Ba2	10.00%	04/01/10	420	443,100

Retailers — 3.7%
Autonation Inc. Gtd. Notes	Ba2	7.00%	04/15/14	175	176,312
Autonation Inc., Gtd. Notes	Ba2	7.374%	04/15/13	265	266,325
Lazyday`s RV Center, Inc., Sr. Notes	B3	11.75%	05/15/12	629	600,695
Movie Gallery, Inc., Sr. Unsec’d. Notes	Caa2	11.00%	05/01/12	710	546,700
Rite Aid Corp., Gtd. Notes	B2	7.50%	01/15/15	120	118,800
Rite Aid Corp., Sec’d. Notes	B2	8.125%	05/01/10	555	566,794

					2,275,626

Supermarkets — 0.7%
Pathmark Stores, Inc., Gtd. Notes	Caa2	8.75%	02/01/12	445	445,556

Technology — 7.3%
Freescale Semiconductor, Inc., Sr. Notes, 144A	B1	9.125%	12/15/14	955	949,031
Ikon Office Solutions, Inc., Sr. Notes.	Ba3	7.75%	09/15/15	840	879,900
MagnaChip Semiconductor SA, Sec’d. Notes	B1	6.875%	12/15/11	50	42,250
MagnaChip Semiconductor SA, Sr. Sub. Notes	B3	8.00%	12/15/14	845	566,150
NXP BV, Sec. Notes, 144A	Ba2	7.875%	10/15/14	300	310,125
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%	08/15/13	825	866,250
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.25%	08/15/15	340	362,950
Xerox Corp., Gtd. Notes	Baa3	9.75%	01/15/09	305	329,400
Xerox Corp., Sr. Notes	Baa3	7.625%	06/15/13	225	236,250

					4,542,306

Tobacco — 2.3%
Alliance One International, Gtd. Notes	B2	11.00%	05/15/12	670	713,550
Reynolds American, Inc., Gtd. Notes	Ba3	7.25%	06/01/13	220	228,689
Reynolds American, Inc., Gtd. Notes	BB(d)	7.30%	07/15/15	440	456,695

					1,398,934

Transportation — 4.6%
Avis Budget Car Rental, Sr. Notes, 144A	Ba3	7.625%	05/15/14	310	302,250
Avis Budget Car Rental, Sr. Notes, 144A	Ba3	7.874%	05/15/14	310	299,150
Avis Budget Car Rental, Sr. Notes, 144A	Ba3	7.75%	05/15/16	105	101,325
Continental Airlines, Inc., Pass Thru Certificates	Ba2	9.798%	04/01/21	1,254	1,379,358
Hertz Corp., Sr. Notes, 144A	B1	8.875%	01/01/14	405	424,238
Hertz Corp., Sr. Sub. Notes, 144A	B2	10.50%	01/01/16	315	346,500

					2,852,821

Utilities — 13.5%
AES Corp., Sr. Notes	B1	9.375%	09/15/10	35	38,019
AES Corp., Sec’d. Notes, 144A	Ba3	8.75%	05/15/13	84	89,985
AES Corp., Sec’d. Notes, 144A	Ba3	9.00%	05/15/15	491	527,825

Schedule of Investments as of December 31, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Utilities (cont’d)
AES Corp., Sr. Notes	B1	9.50%	06/01/09	20	21,400
Aquila, Inc., Sr. Notes	B2	14.875%	07/01/12	320	417,600
Colorado Interstate Gas Co., Sr. Notes	Ba1	5.95%	03/15/15	40	39,467
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.50%	06/15/13	440	459,800
El Paso Corp., Sr. Notes	B2	7.00%	05/15/11	330	342,375
El Paso Energy Corp., Sr. Notes	B2	6.75%	05/15/09	250	255,312
El Paso Natural Gas Co., Debs.	Ba1	8.625%	01/15/22	80	96,887
El Paso Production Holding Co., Gtd. Notes	B1	7.75%	06/01/13	225	235,406
Midwest Generation LLC, Sec’d. Notes	Ba2	8.75%	05/01/34	364	394,940
Mirant North America LLC, Gtd. Notes	B2	7.375%	12/31/13	240	243,600
NGC Corp., Debs.	B2	7.125%	05/15/18	955	931,125
NRG Energy, Inc., Gtd. Notes	B1	7.25%	02/01/14	100	100,750
NRG Energy, Inc., Sr. Notes	B1	7.375%	02/01/16- 01/15/17	845	848,775
Reliant Energy, Inc., Sec’d. Notes	B2	6.75%	12/15/14	760	742,900
Southern Natural Gas Co., Notes	Ba1	7.35%	02/15/31	90	99,067
Tennessee Gas Pipeline Co., Bonds	Ba1	8.375%	06/15/32	160	194,432
TXU Corp., Notes	Ba1	6.55%	11/15/34	235	219,779
TXU Corp., Sr. Notes	Ba1	5.55%	11/15/14	235	223,095
TXU Corp., Sr. Notes	Ba1	6.50%	11/15/24	465	438,072
Utilicorp United, Sr. Notes	B2	9.95%	02/01/11	430	470,978
Williams Cos., Inc., Notes	Ba2	7.125%	09/01/11	765	795,600
Williams Cos., Inc., Notes	Ba2	8.125%	03/15/12	130	140,725

					8,367,914

Wireless — 4.7%
American Cellular Corp., Sr. Notes	B3	10.00%	08/01/11	845	893,587
Centennial Cellular Operating Co., Gtd. Notes	B2	10.125%	06/15/13	430	463,325
Centennial Communications Corp., Notes	B2	8.125%	02/01/14	235	241,169
Dobson Cellular Systems, Sec’d. Notes	Ba3	8.375%	11/01/11	230	242,363
Dobson Communications Corp., Sr. Notes	Caa2	9.624%	10/15/12	230	234,600
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba2	7.50%	03/15/15	335	363,475
Rogers Wireless, Inc., Sec’d. Notes (Canada)	Ba2	9.625%	05/01/11	450	510,750

					2,949,269

Wirelines — 5.7%
Citizens Communications Co., Notes	Ba2	9.25%	05/15/11	975	1,078,594
Nordic Tel Co. Holdings, Sr. Notes, 144A (Denmark)	B2	8.875%	05/01/16	140	149,800
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.50%	10/01/14	1,145	1,213,700
US West Communications, Debs	Ba1	6.875%	09/15/33	260	248,300
Windstream Corp., Sr. Notes, 144A	Ba3	8.625%	08/01/16	800	876,000

					3,566,394

Total Corporate Bonds (cost $83,641,710)					84,821,494

CONVERTIBLE BONDS — 1.5%
Media - Cable — 1.5%
Charter Communications, Inc., Sr. Notes (cost $567,251)	Ca	5.875%	11/16/09	655	931,737

Schedule of Investments as of December 31, 2006 (Unaudited)	THE HIGH YIELD PLUS FUND, INC.

Description				Shares	Value
PREFERRED STOCKS — 1.4%
Automobile Manufacturers — 1.4%
Ford Motor Co. (cost $863,858)				26	872,100

	Moody’s Ratings	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK NOTES — 0.7%
Bank Loan — 0.7%
Georgia-Pacific Corp., Term Bond	Ba2	7.356%	12/20/12	297	298,732
Reynolds American, Inc., Notes	Baa2	7.14%	05/23/12	149	150,183

Total Bank Notes (cost $446,250)					448,915

				Shares	Value
COMMON STOCKS — 0.1%
Consumer Products — 0.1%
WKI Holding Co., Inc. (cost $1,380,433)				6,031	66,341

WARRANTS				Units	Value
Chemicals
Hercules, Inc. (b) (cost $0)				230	3,718

Total Long-Term Investments (cost $86,899,502)					87,144,305

				Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS — 0.5%
REPURCHASE AGREEMENTS — 0.5%

Parib Triparty 5.31% dated 12/29/06, due 01/02/07 in the amount of $300,177 (cost $300,000; collaterized by $345,323 Federal National Mortgage Corp.; 5.00% 09/01/35, value of collateral including accrued interest was $306,001)				300	300,000

Total Short-Term Investment (cost $300,000)					300,000

Total Investments (f) —140.5% (cost $87,199,502) (g)					87,444,305
Liabilities in Excess of Other Assets — (40.5)%					(25,220,493)

NET ASSETS — 100.0%					$62,223,812

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
NR	Not Rated by Moody’s or Standard & Poor’s.
#	Principal amount is shown in U.S. dollars unless otherwise noted.
(a)	The rate shown reflects the coupon rate after the step date.
(b)	Non-income producing security.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Represents issuer in default on interest payments. Non-income producing security.
(f)	As of December 31, 2006, 1 security representing $3,718 and 0.0% of the total market value was fair valued in accordance with the policies adopted by the Board of Directors.
(g)	The United States federal income tax basis of the Fund’s investment and the net unrealized depreciation as of December 31, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
87,199,502	3,028,844	2,784,041	244,803

Notes to the Schedule of Investments

Securities Valuation: Securities for which market quotations are readily available—including securities listed on national securities exchanges and those traded over-the-counter—are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities for which market quotations are not readily available or for which the pricing agent or market makers does not provide a valuation or methodology, or provides a valuation or methodology that, in the judgment of the advisor, does not represent fair value, are valued by a Valuation Committee appointed by the Board of Directors, in consultation with the advisor. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment advisor regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The High Yield Plus Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date February 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date February 23, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date February 23, 2007

*	Print the name and title of each signing officer under his or her signature.